Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2023	May 31, 2022
Operating
Net income	$ 4,736	$ 28
Adjustments for items not involving cash:
Non-cash items	4,218	1,245
Changes in non-cash working capital:
Decrease (increase) in amounts receivable	1,628	(821)
Increase in inventories	(544)	(968)
Increase in prepaid and other assets	(1,567)	(392)
Increase in amounts payable and accrued liabilities	5,321	1,249
Increase in income tax payable	788	259
Cash provided by operating activities	14,580	600
Investing
Exploration and evaluation assets and expenditures		(2,192)
Proceeds from gold sales		535
Purchase of mineral property, plant and equipment	(14,650)	(8,483)
Increase in other long-term assets	(1,114)
Cash used in investing activities	(15,764)	(10,140)
Financing
Proceeds from issuance of shares and warrants	110	7,147
Issuance costs paid	(5)	(589)
Withholding taxes on settlement of RSUs	(94)
Lease payments	(97)
Cash (used in) provided by financing activities	(86)	6,558
Net decrease in cash	(1,270)	(2,982)
Cash at beginning of the period	8,476	13,447
Cash at end of the period	7,206	10,465
Taxes paid in cash	$ 43